Fair Value of Financial Instruments - Financial Instruments Not Required to be Measured at Fair Value (Details) $ in Thousands, € in Millions	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016	Nov. 30, 2014	Sep. 30, 2011
Revolving Credit Facility
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Maximum borrowing capacity | €	€ 125
1.750% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Interest rate (as a percent)	1.75%	1.75%	1.75%	1.75%
3.375% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Interest rate (as a percent)	3.375%	3.375%	3.375%			3.375%
3.5% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Interest rate (as a percent)	3.50%	3.50%	3.50%		3.50%
Carrying Value
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Marketable securities, current		$ 103,351	$ 56,197
Notes receivable, including noncurrent portion		26,006	29,458
Carrying Value | Revolving Credit Facility
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt			52,735
Carrying Value | 1.750% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt		597,674	523,629
Carrying Value | 3.375% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt		496,859	496,011
Carrying Value | 3.5% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt		493,320	492,360
Carrying Value | Notes payable, including noncurrent portion
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt		31,106	35,457
Fair Value | Level 2
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Marketable securities, current		103,351	56,197
Fair Value | Level 2 | Revolving Credit Facility
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt			52,735
Fair Value | Level 2 | 1.750% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt		622,277	551,582
Fair Value | Level 2 | 3.375% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt		512,475	512,510
Fair Value | Level 2 | 3.5% Senior Notes
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt		513,480	508,230
Fair Value | Level 2 | Notes payable, including noncurrent portion
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Debt		31,106	35,457
Fair Value | Level 3
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Notes receivable, including noncurrent portion		26,006	29,458
Bank deposits | Carrying Value
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Cash and cash equivalents		1,104,316	1,133,295
Bank deposits | Fair Value | Level 1
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Cash and cash equivalents		1,104,316	1,133,295
Time deposits | Carrying Value
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Cash and cash equivalents		698,458	696,106
Time deposits | Fair Value | Level 2
Estimated fair values of the company's financial instruments that are not measured at fair value on a recurring basis
Cash and cash equivalents		$ 698,458	$ 696,106